As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08428

The Tocqueville Alexis Trust
(Exact name of registrant as specified in charter)

The Tocqueville Alexis Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Address of principal executive offices) (Zip code)

Colin C. Ferenbach
The Tocqueville Alexis Trust
40 W. 57th Street, 19th Floor
New York, NY 10019
(Name and address of agent for service)

212-953-2322
Registrant's telephone number, including area code

Date of fiscal year end: October 31

Date of reporting period: July 31, 2006

Item 1. Schedule of Investments.

The Tocqueville Alexis Fund
Schedule of Investments
July 31, 2006 (Unaudited)

Shares			Value
		COMMON STOCKS - 98.49%
		Banks - 16.99%
40,000		East West Bancorp, Inc.	$1,614,000
41,200		First Midwest Bancorp, Inc.	1,470,840
75,000		Hang Seng Bank Ltd. - ADR (HK)	958,343
24,339		HSBC Holdings PLC - ADR (UK)	2,213,851
10,000		M&T Bank Corp.	1,219,200
35,000		Marshall & Isley Corp.	1,643,950
45,000		Mercantile Bankshares Corp.	1,600,200
15,000		Zions Bancorp.	1,232,100
			11,952,484

		Beverages - 2.19%
41,500		Koninklijke Grolsch N.V. - (NETH)	1,537,351

		Building & Housing - 1.14%
30,000		Masco Corp.	801,900

		Consumer Non-Durables - 2.31%
15,000		Colgate-Palmolive Co.	889,800
12,000		Kimberly-Clark Corp.	732,600
			1,622,400

		Diversified Manufacturing - 2.50%
25,000		3M Co.	1,760,000

		Drug & Hospital Supplies - 15.18%
40,000		Johnson & Johnson	2,502,000
30,000		Medtronic, Inc.	1,515,600
30,000		Novartis AG - ADR (CH)	1,686,600
60,000		Pfizer Inc.	1,559,400
30,000		Sepracor, Inc. *	1,482,000
42,500		Stryker Corp.	1,934,175
			10,679,775

		Food Services - 1.96%
50,000		Sysco Corp.	1,380,000

		Furnishings & Appliances - 1.30%
40,000		Leggett & Platt, Inc.	912,800

		Healthcare Equipment & Supplies - 1.18%
60,000		Thoratec Corp. *	828,000

		Healthcare - 1.70%
25,000		United Health Group, Inc.	1,195,750

		Information Technology - 12.16%
35,000		Automatic Data Processing, Inc.	1,531,600
100,000		Cisco Systems, Inc.*	1,785,000
75,000		Dell, Inc.*	1,626,000
200,000		EMC, Corp.*	2,030,000
50,000		Molex, Inc.	1,586,000
			8,558,600

		Insurance - 5.60%
30,000		American International Group, Inc.	1,820,100
60,000		Hannover Rueckverischerung AG * - (GER)	2,119,973
			3,940,073

		Multi-Utilities & Unregulated Power - 1.93%
25,000		Veolia Environment - (FR)	1,357,877

		Office Supplies & Forms - 3.33%
40,000		Avery Dennison Corp.	2,345,200

		Oil - Domestic/International - 7.11%
21,880		Devon Energy Corp.	1,414,323
30,000		Murphy Oil Corp.	1,543,800
30,000		Total SA - ADR (FR)	2,046,900
			5,005,023

		Paper & Forest Products - 1.67%
20,000		Weyerhaeuser Co.	1,173,200

		Publishing - 6.05%
40,000		Dow Jones & Company, Inc.	1,401,600
30,000		Getty Images, Inc.*	1,399,500
44,000		John Wiley & Sons, Inc. - Class A	1,455,520
			4,256,620

		Real Estate Investment Trust - 3.89%
60,000		General Growth Properties, Inc.	2,738,400

		Retailing - 1.89%
70,000		Borders Group, Inc.	1,330,700

		Software - 3.90%
60,000		Activision, Inc. *	717,000
17,500		Electronic Arts, Inc. *	824,425
50,000		Microsoft Corp.	1,201,500
			2,742,925

		Semiconductor & Semiconductor Equipment - 1.69%
40,000		Texas Instruments, Inc.	1,191,200

		Telecommunications - 2.82%
100,000		Nokia Corp. - ADR (FI)	1,985,000

		Total Common Stocks (cost $55,104,621)	69,295,278
Number of Shares
or
Principal Amount		SHORT-TERM INVESTMENTS - 0.74%
		Money Market Fund - 0.74%
$517,650		Fidelity Institutional Money Market Portfolio	$517,650

		Total Short-Term Investments (cost $517,650)	517,650

		TOTAL INVESTMENTS - 99.23%	$69,812,928
		(cost $55,622,271)
		64,534,497.00
		Other Assets in Excess of Liabilities - 0.77%	542,401

		TOTAL NET ASSETS - 100.00%	$70,355,329

		Country Abbreviations:
		(CH) - Switzerland
		(FR) - France
		(FI) - Finland
		(GER) - Germany
		(HK) - Hong Kong
		(NETH) - Netherlands
		(UK) - United Kingdom

	*	Non-income producing security
	ADR	American Depository Receipt

The cost basis of investments for federal income tax purposes at July 31, 2006 was as follows*:

Cost of investments	$55,622,271

Gross unrealized appreciation	15,377,089
Gross unrealized depreciation	(1,186,432)
Net unrealized appreciation	$14,190,657

 *Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year’s federal income tax information, as well as other information regarding securities valuation, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Tocqueville Alexis Trust

By (Signature and Title) /s/ Colin C. Ferenbach
                                                 Colin C. Ferenbach, President

Date   9/19/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Colin C. Ferenbach
                                                    Colin C. Ferenbach, President

Date   9/19/06

By (Signature and Title)*  /s/ Steve Tyrrell
                                                    Steve Tyrrell, Treasurer

Date   9/19/06

* Print the name and title of each signing officer under his or her signature.